Goodwill and Finite Lived Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Other Intangible Assets
Goodwill	$ 4,395,400		$ 4,395,400		$ 4,395,400	$ 257,300
Total amortization expense	134,600	$ 16,000	408,500	$ 48,500	146,900	$ 72,000
2022	134,300		134,300		525,700
2023	520,900		520,900		520,000
2024	518,900		518,900		508,800
2025	485,100		485,100		473,100
2026	284,600		284,600		$ 530,200
There after	$ 137,500		$ 137,500